As filed with the Securities and Exchange Commission on March 15, 2002


                                                    Registration No. 333 - 7509
                                                                     811 - 7689

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

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                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 12

                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 30

                                        --

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                  -------------------------------------------
                        (Exact Name of Registrant)





                      TRANSAMERICA LIFE INSURANCE COMPANY
                      -----------------------------------
                           (Name of Depositor)




            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                    Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404
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Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:

-----   immediately upon filing pursuant to paragraph (b) of Rule 485.

  X      on April 15, 2002 pursuant to paragraph (b) of Rule 485.

-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----

        on ______________ pursuant to paragraph (a)(1) of Rule 485

-----


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.
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This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 18, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 11 to Form N-4, File No. 33-7509) are incorporated by reference.
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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14th day of March, 2002.

                                        RETIREMENT BUILDER
                                        VARIABLE ANNUITY ACCOUNT

                                        TRANSAMERICA LIFE INSURANCE COMPANY
                                        Depositor

                                                                           *
                                        ------------------------------------
                                        Larry N. Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                        Title                          Date
----------                        -----                          ----

                        *         Director                       ________, 2002
-------------------------
Patrick S. Baird

  /s/ Craig D. Vermie   *         Director                       March 14, 2002
-------------------------
Craig D. Vermie

                        *         Director                       ________, 2002
-------------------------         (Principal Executive Officer)
Larry N. Norman

                        *         Director                       ________, 2002
-------------------------
Douglas C. Kolsrud

                        *         Vice President and             ________, 2002
-------------------------         Corporate Controller
Robert J. Kontz

                        *         Director, Vice President,      ________, 2002
-------------------------         Treasurer, and Chief
Brenda K. Clancy                  Financial Officer

*By Craig D. Vermie, Attorney-in-Fact